INTERIM CONDENSED STATEMENTS OF CASH FLOWS - CAD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Income (loss) for the period	$ (11,846,638)	$ 3,225,716
Adjustments for:
Staking and validating income	(2,101,617)	(1,244,849)
Realized gain on dispositions of cryptocurrencies	6,027,724	(4,430,368)
Realized (gain) loss on investments	196,881	442
Share-based compensation	1,276,413	628,796
Accretion	611,174
Amortization	2,398,343	50,082
Foreign exchange loss (gain)	(312,111)
Expenses paid in cryptocurrencies	(377,250)
Net change in non-cash working capital items:
Receivables and prepaid expenses	(986,788)	(51,525)
Accounts payable and accrued liabilities	(465,320)	328,656
Income tax recoverable/payable		1,163,013
Cash used in operating activities	(5,579,189)	(330,037)
Financing activities
Gross proceeds from LIFE Offering	30,003,000
Share issue costs	(2,137,058)
Proceeds from loan	5,880,580
Shares issued to acquire intangible assets		2,472,149
Cryptocurrencies used to acquire intangible assets		2,334,385
Proceeds from exercise of options and warrants		236,213
Fair value of future share considerations to acquire intangible assets		6,606,561
Deferred share issuance to acquire intangible assets		22,310,400
Credit facility proceeds (net)	(7,000,000)	4,156,214
Cash from financing activities	26,746,522	38,115,922
Investing activities
Purchase of cryptocurrencies	(38,193,584)	(13,205,774)
Proceeds from sale of cryptocurrencies	15,463,314	8,362,244
Purchase of assets		(34,324,259)
Sale/redemption of investments		827,669
Cash used in investing activities	(22,730,270)	(38,340,120)
Change in cash and cash equivalents	(1,562,937)	(554,235)
Cash and cash equivalents, beginning of the period	1,785,403	1,808,052
Cash and cash equivalents, end of the period	$ 222,466	$ 1,253,817